SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)										12 Months Ended
	May 01, 2025	Dec. 09, 2024	Jun. 15, 2023	May 09, 2023	Mar. 20, 2023	Mar. 11, 2023	Apr. 12, 2022	Mar. 15, 2022	Mar. 01, 2022	Dec. 31, 2025	Dec. 31, 2024	Mar. 01, 2024	Dec. 31, 2023
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Cash in excess of FDIC limits										$ 1,186,928
Depreciation expense										260	$ 1,084
Amortization expense										$ 3,022	$ 3,022
Issuance of common shares to purchase warrants										0	0
Number of options, granted								5,000,000		2,500,000	2,500,000
Options vesting								138,889
Options vesting period								36 months
Options granted outstanding										565,000,000	562,500,000		560,000,000
Exercise price										$ 0.0395	$ 0.0036
Option immediate exercisable										466,626,419	431,051,538
Stock options, outstanding										565,000,000	562,500,000
Research and development costs										$ 615,916	$ 362,538
Share-Based Payment Arrangement, Option [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Warrants outstanding										565,000,000	565,000,000
Warrant [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Warrants outstanding										228,958,334	228,958,334
Exercisable Prices Two [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Stock options, outstanding										2,500,000	2,500,000
Exercisable Prices Three [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Stock options, outstanding										2,500,000
Exercisable Prices Four [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Stock options, outstanding										5,000,000	5,000,000
Exercisable Prices Five [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Stock options, outstanding										100,000,000	100,000,000
Stock option expiration date										Dec. 01, 2027
Exercisable Prices Six [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Stock options, outstanding										5,000,000	5,000,000
Stock option expiration date										May 01, 2035
Share based compensation arrangement non vested, outstanding number										2,083,336
Equity Option [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of options, granted	2,500,000	2,500,000	100,000,000	5,000,000	50,000,000
Options vesting	69,444	69,444		138,888
Options vesting period	35 months	35 months		36 months
Exercise price			$ 0.0121	$ 0.0126	$ 0.0137
Option immediate exercisable			100,000,000
Options vesting	69,460	69,460		833,360	41,666,667
Exercisable period					30 months
Expected to vest and exercisable shares					8,333,333
Stock options, outstanding										565,000,000
Stock options tranche description			(a) Tranche I -12,500,000 shares shall become vested and exercisable if the Company files an S-3 registration statement with the Securities and Exchange Commission (SEC) and it is declared effective by the SEC; (b) Tranche II – 12,500,000 shares shall become vested and exercisable if the Company’s shares are traded on a national securities exchange; (c) Tranche III – 12,500,000 shares shall become vested and exercisable if the average daily market value of the Company’s shares exceeds $100,000 per day over any 20 consecutive trade days; and (d) Tranche IV – 12,500,000 shares shall become vested and exercisable if the average daily market value of the Company’s shares exceed $200,000 per day over any 20 consecutive trade days. As of December 31, 2023, none of the performance milestones were met and the options remain unvested. Management believes the probability of satisfying vesting conditions in the above four tranches is less than ten (10) percent during next 12 months based on the current market cap of less than $5,000,000 and average trading stock volume of less than $5,000 per day.
Equity Option [Member] | Exercisable Prices Two [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Stock options, outstanding										50,000,000
Equity Option [Member] | Exercisable Prices Three [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Stock options, outstanding										5,000,000
Equity Option [Member] | Exercisable Prices Four [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Stock options, outstanding										100,000,000
Equity Option [Member] | Exercisable Prices Five [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Options vesting										833,328
Equity Option [Member] | Exercisable Prices Six [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Options vesting										416,664
December 92024 [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Options vesting										1,666,672
Employee [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of options, granted							450,000,000
Options vesting							400,000,000
Options granted outstanding										400,000,000
Exercise price							$ 0.021
Option expiration term							7 years			7 years
Option immediate exercisable							316,666,662
Options vesting							83,333,338
Cancelled shares						50,000,000
Employee [Member] | First Installment 36 Months [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of options, granted								5,000,000
Options vesting								138,889
Options vesting period								36 months
Options granted outstanding										5,000,000
Employee [Member] | First Installment 10 Months [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Options vesting							50,000,000
Option immediate exercisable							19,444,446
Options vesting							30,555,554
Exercisable period							10 months
Options vested percentage							100.00%
Employee [Member] | First Installment 22 Months [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Exercisable period							22 months
Options vested percentage							100.00%
Securities Purchase Agreement [Member] | Warrant [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Issuance of common shares to purchase warrants									5,000,000
Purchase price of warrants									$ 1,000
Warrant exercise price												$ 0.0255